UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 4020 South 147th Street; Omaha, NE 68137

(Address of principal executive offices)

(Zip code)

James  Ash, Gemini Fund Services, LLC.,

           450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

      9/30

Date of reporting period:  06/30/2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

	Ascendant Balanced Fund
	PORTFOLIO OF INVESTMENTS
	June 30, 2012 (Unaudited)
Shares		Value

	COMMON STOCKS - 58.3%
	AEROSPACE & DEFENSE - 0.5%
665	United Technologies Corp.	$ 50,227

	AGRICULTURE - 1.6%
1,852	Philip Morris International, Inc.	161,606

	AIRLINES - 0.3%
888	Alaska Air Group, Inc. *	31,879

	BANKS - 3.5%
3,583	BB&T Corp.	110,536
6,252	FirstMerit Corp.	103,283
1,755	Northern Trust Corp.	80,765
631	Prosperity Bancshares, Inc.	26,521
799	Texas Capital Bancshares, Inc. *	32,272
		353,377
	BEVERAGES - 0.4%
536	Monster Beverage Corp. *	38,163

	BIOTECHNOLOGY - 0.3%
550	United Therapeutics Corp. *	27,159

	BUILDING MATERIALS - 0.1%
290	Eagle Materials, Inc.	10,829

	CHEMICALS - 0.9%
326	Ashland, Inc.	22,595
220	CF Industries Holdings, Inc.	42,623
474	Valspar Corp.	24,880
		90,098
	COMMERCIAL SERVICES - 2.7%
233	Alliance Data Systems Corp. *	31,455
1,400	Automatic Data Processing, Inc.	77,924
1,110	Deluxe Corp.	27,683
1,814	Kelly Services, Inc.	23,419
192	Mastercard, Inc. - Class A	82,581
542	Wright Express Corp. *	33,452
		276,514
	COMPUTERS - 2.4%
220	Apple, Inc. *	128,480
2,197	Hewlett-Packard Co.	44,182
1,223	NCR Corp. *	27,799
1,356	Synopsys, Inc. *	39,907
		240,368
	COSMETICS & PERSONAL CARE - 0.6%
1,092	Estee Lauder Cos., Inc.	59,099

	Ascendant Balanced Fund
	PORTFOLIO OF INVESTMENTS
	June 30, 2012 (Unaudited) (Continued)
Shares		Value

	DISTRIBUTION & WHOLESALE - 0.9%
1,426	Genuine Parts Co.	$ 85,917

	DIVERSIFIED FINANCIAL SERVICES - 0.7%
1,261	American Express Co.	73,403

	ELECTRIC - 1.6%
2138	Pinnacle West Capital Corp.	110,620
1,471	Public Service Enterprise Group, Inc.	47,808
		158,428
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.3%
801	Belden, Inc.	26,713

	ELECTRONICS - 0.8%
689	FEI Co.	32,962
899	Thermo Fisher Scientific, Inc.	46,667
		79,629
	FOOD - 2.4%
2,790	Campbell Soup Co.	93,130
3,535	ConAgra Foods, Inc.	91,663
1,543	Kraft Foods, Inc. - Class A	59,591
		244,384
	FOREST PRODUCTS & PAPER - 0.1%
148	Schweitzer-Mauduit International, Inc.	10,085

	HEALTHCARE-SERVICES - 0.7%
465	Community Health Systems, Inc. *	13,034
976	UnitedHealth Group, Inc.	57,096
		70,130
	HOUSEHOLD PRODUCTS & WARES - 1.0%
1,336	Clorox Co.	96,807

	INSURANCE - 2.7%
1,725	ACE Ltd.	127,874
785	Aflac, Inc.	33,433
558	American Financial Group, Inc.	21,890
648	MetLife, Inc.	19,991
1,322	Protective Life Corp.	38,880
466	Reinsurance Group of America, Inc.	24,796
		266,864
	INTERNET - 0.6%
104	Google, Inc. - Class A *	60,327

	MACHINERY-DIVERSIFIED - 1.3%
618	Cascade Corp.	29,077
402	Cummins, Inc.	38,958
	Ascendant Balanced Fund
	PORTFOLIO OF INVESTMENTS
	June 30, 2012 (Unaudited) (Continued)
Shares		Value

	MACHINERY-DIVERSIFIED - 1.3% (Continued)
790	Deere & Co.	$ 63,887
		131,922

	METAL FABRICATE / HARDWARE - 0.3%
224	Valmont Industries, Inc.	27,097

	MINING - 0.5%
471	Freeport-McMoRan Copper & Gold, Inc.	16,047
1,149	Kinross Gold Corp.	9,364
235	Newmont Mining Corp.	11,400
698	Yamana Gold, Inc.	10,749
		47,560
	MISCELLANEOUS MANUFACTURING - 1.3%
6,460	General Electric Co.	134,626

	OFFICE & BUSINESS EQUIPMENT - 0.4%
2,506	Pitney Bowes, Inc.	37,515

	OIL & GAS - 4.9%
864	Anadarko Petroleum Corp.	57,197
179	Apache Corp.	15,732
507	BP PLC - ADR	20,554
839	Chevron Corp.	88,514
844	ConocoPhillips	47,163
289	Diamond Offshore Drilling, Inc.	17,089
394	Energen Corp.	17,781
361	Energy XXI Bermuda Ltd.	11,296
201	EOG Resources, Inc.	18,112
981	Exxon Mobil Corp.	83,944
337	HollyFrontier Corp.	11,940
423	Imperial Oil Ltd.	17,648
115	Noble Energy, Inc.	9,754
146	Occidental Petroleum Corp.	12,522
124	Pioneer Natural Resources Co.	10,938
195	Royal Dutch Shell PLC	13,149
835	Stone Energy Corp. *	21,159
694	Suncor Energy, Inc.	20,091
		494,583
	OIL & GAS SERVICES - 0.5%
54	Core Laboratories NV	6,259
314	Halliburton Co.	8,914
634	Helix Energy Solutions Group, Inc. *	10,404
280	National Oilwell Varco, Inc.	18,043
143	Oil States International, Inc. *	9,467
		53,087
	Ascendant Balanced Fund
	PORTFOLIO OF INVESTMENTS
	June 30, 2012 (Unaudited) (Continued)
Shares		Value

	PACKAGING & CONTAINERS - 0.1%
238	Owens - Illinois, Inc. *	$ 4,562
254	Packaging Corp. of America	7,173
		11,735

	PHARMACEUTICALS - 5.5%
1,101	Abbott Laboratories	70,981
2,346	Eli Lilly & Co.	100,667
886	Johnson & Johnson	59,858
3,280	Merck & Co., Inc.	136,940
632	Par Pharmaceutical Co., Inc. *	22,840
5,737	Pfizer, Inc.	131,951
604	Questcor Pharmaceuticals, Inc. *	32,157
		555,394

	PIPELINES - 2.5%
214	Enterprise Products Partners LP	10,965
744	Magellan Midstream Partners LP	52,556
1,627	ONEOK Partners LP	87,451
1,196	Plains All American Pipeline LP	96,649
		247,621
	REAL ESTATE - 0.9%
1,990	WP Carey & Co. LLC	91,600

	REITS - 0.5%
902	Rayonier, Inc.	40,500
645	Weyerhaeuser Co.	14,422
		54,922
	RETAIL - 6.5%
250	Buffalo Wild Wings, Inc. *	21,660
402	Cash America International, Inc.	17,704
431	Coinstar, Inc. *	29,592
1,602	CVS Caremark Corp.	74,861
5,408	Foot Locker, Inc.	165,377
1,654	Fred's, Inc.	25,290
3,373	Home Depot, Inc.	178,735
620	PetSmart, Inc.	42,272
1,409	TJX Cos., Inc.	60,488
425	Tractor Supply Co.	35,300
		651,279
	SEMICONDUCTORS - 1.9%
4,592	Intel Corp.	122,377
815	QUALCOMM, Inc.	45,379
586	Silicon Laboratories, Inc. *	22,209
		189,965
	SOFTWARE - 3.0%
4,586	CA, Inc.	124,235
897	Fiserv, Inc. *	64,781
3,715	Microsoft Corp.	113,642
		302,658
	Ascendant Balanced Fund
	PORTFOLIO OF INVESTMENTS
	June 30, 2012 (Unaudited) (Continued)
Shares		Value

	TELECOMMUNICATIONS - 1.5%
3,021	AT&T, Inc.	$ 107,729
1,074	Verizon Communications, Inc.	47,729
		155,458
	TRANSPORTATION - 1.0%
1,369	Norfolk Southern Corp.	98,253

	TRUCKING & LEASING - 0.6%
1,887	TAL International Group, Inc.	63,196

	TOTAL COMMON STOCKS (Cost- $5,326,884)	5,860,477

	EXCHANGE TRADED FUNDS - 8.9%
	ASSET ALLOCATION FUND - 4.8%
12,800	SPDR Barclays Capital Convertible Securities ETF	480,768

	COMMODITY FUND - 0.2%
136	SPDR Gold Shares *	21,106

	DEBT FUND - 3.9%
4,810	Vanguard Short-Term Bond ETF	390,235

	TOTAL EXCHANGE TRADED FUNDS (Cost $886,579)	892,109

Principal ($)
	BONDS & NOTES - 19.7%
	AEROSPACE & DEFENSE - 0.3%
24,000	Lockheed Martin Corp., 7.65% due 5/1/2016	29,188

	AGRICULTURE - 0.2%
14,000	Archer-Daniels-Midland Co., 8.375% due 4/15/17	17,992

	AUTO PARTS & EQUIPMENT - 1.3%
152,000	Meritor, Inc., 4.625% due 3/1/26	132,810

	BANKS - 1.1%
29,000	Bank of America Corp., 5.125% due 11/15/14	30,300
45,000	Goldman Sachs Group, 5.25% due 7/27/21	45,428
29,000	Wells Fargo & Co., 5.125% due 9/15/16	32,231
		107,959
	BEVERAGES - 0.6%
26,000	Diageo Finance BV, 5.30% due 10/28/15	29,388
28,000	PepsiCo, Inc., 5.00% due 6/1/18	32,637
		62,025
	Ascendant Balanced Fund
	PORTFOLIO OF INVESTMENTS
	June 30, 2012 (Unaudited) (Continued)
Principal ($)		Value

	BIOTECHNOLOGY - 0.4%
44,000	Charles River Laboratories International, Inc., 2.25% due 6/15/13	$ 44,220

	CHEMICALS - 0.3%
29,000	Sherwin-Williams Co., 3.125% due 12/15/14	30,449

	COAL - 1.0%
110,000	Massey Energy Co., 3.25% due 8/1/15	95,425

	COMMERCIAL SERVICES - 1.2%
128,000	Live Nation Entertainment, Inc., 2.875% due 7/15/27	122,560

	DIVERSIFIED FINANCIAL SERVICES - 1.9%
28,000	American Express Credit Corp., 5.875% due 5/2/13	29,135
175,000	Jefferies Group, Inc., 3.875% due 11/1/29	159,031
		188,166
	ELECTRIC - 0.3%
29,000	Constellation Energy Group, Inc., 4.55% due 6/15/15	31,136

	ELECTRICAL COMPONENTS & EQUIPMENT - 1.0%
100,000	General Cable Corp., 0.875% due 11/15/13	95,625

	FOOD - 1.6%
174,000	Chiquita Brands International, Inc., 4.25% due 8/15/16	126,803
26,000	Nabisco, Inc., 7.55% due 6/15/2015	30,696
		157,499
	HEALTHCARE-SERVICES - 1.0%
110,000	Brookdale Senior Living, Inc., 2.75% due 6/15/18	102,575

	IRON & STEEL - 0.3%
28,000	Nucor Corp., 5.75% due 12/1/17	33,616

	OFFICE & BUSINESS EQUIPMENT - 0.3%
26,000	Xerox Corp., 7.20% due 4/1/16	30,336

	OIL & GAS - 3.7%
115,000	Cheniere Energy, Inc., 2.25% due 8/1/12	115,000
142,000	Chesapeake Energy Corp., 2.50% due 5/15/37	122,298
62,000	Parker Drilling Co., 2.125% due 7/15/12	62,465
78,000	Penn Virginia Corp., 4.50% due 11/15/12	75,768
		375,531
	PHARMACEUTICALS - 0.7%
28,000	Merck & Co., Inc., 5.00% due 6/30/19	33,515
28,000	Pfizer, Inc., 4.65% 3/1/18	32,284
		65,799
	RETAIL - 2.5%
122,000	Charming Shoppes, Inc., 1.125% due 5/1/14	122,305
4,000	JC Penney Corp., Inc., 9.00% due 8/1/12	4,020
90,000	Rite Aid Corp., Inc., 8.50% due 5/15/15	96,863
29,000	Wal-Mart Stores, Inc., 4.125% due 2/1/19	32,759
		255,947
	Ascendant Balanced Fund
	PORTFOLIO OF INVESTMENTS
	June 30, 2012 (Unaudited) (Continued)
Principal ($)		Value

	TOTAL BONDS & NOTES (Cost $1,949,500)	$ 1,978,858

	U.S. GOVERNMENT TREASURY OBLIGATIONS - 0.9%
37,000	United States Treasury Inflation Indexed Bonds, 1.375% due 1/15/2020	45,802
38,000	United States Treasury Inflation Indexed Bonds, 1.625% due 1/15/2018	47,657
	TOTAL U.S. GOVERNMENT TREASURY OBLIGATIONS	93,459
	(Cost $90,233)
Shares
	SHORT-TERM INVESTMENT- 11.4%
	MONEY MARKET FUND- 11.4%
1,147,939	Dreyfus Cash Management, 0.18% ** (Cost $1,147,939)	1,147,939

	TOTAL INVESTMENTS - 99.2% (Cost $9,401,135) (a)	9,972,842
	OTHER ASSETS AND LIABILITIES - 0.8%	85,142
	NET ASSETS - 100.0%	10,057,984

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	671,550
	Unrealized Depreciation:	(99,843)
	Net Unrealized Appreciation:	$ 571,707

* Non-Income producing security.
** Money market fund; interest rate reflects seven-day effective yield on June 30, 2012.
ADR - American Depositary Receipt.
REITS - Real Estate Investment Trusts.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

In unusual circumstances, instead of valuing securities in the usual manner, securities may be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly.    The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the inputs used as of June 30, 2012 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 5,860,477	$ -	$ -	$ 5,860,477
Exchange Traded Funds	892,109	-	-	892,109
Bonds & Notes	-	1,978,858	-	1,978,858
U.S. Government Treasury Obligations	-	93,459	-	93,459
Short-Term Investment	1,147,939	-	-	1,147,939
Total	$ 7,900,525	$ 2,072,317	$ -	$ 9,972,842

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.
* See Portfolio of Investments for industry classification.

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.
* See Portfolio of Investments for industry classification.

	Ascendant Natural Resources Master Fund
	PORTFOLIO OF INVESTMENTS
	June 30, 2012 (Unaudited)
Shares		Value

	COMMON STOCKS - 90.0%
	BUILDING MATERIALS - 2.1%
1,584	Eagle Materials, Inc.	$ 59,147

	CHEMICALS - 3.5%
499	CF Industries Holdings, Inc.	96,676

	FOREST PRODUCTS & PAPER - 1.9%
813	Schweitzer-Mauduit International, Inc.	55,398

	MACHINERY-DIVERSIFIED - 2.2%
756	Deere & Co.	61,138

	MINING - 9.2%
2,562	Freeport-McMoRan Copper & Gold, Inc.	87,287
6,238	Kinross Gold Corp.	50,840
1,284	Newmont Mining Corp.	62,287
3,704	Yamana Gold, Inc.	57,042
		257,456
	OIL & GAS - 48.2%
913	Anadarko Petroleum Corp.	60,441
963	Apache Corp.	84,638
2,755	BP PLC - ADR	111,688
949	Chevron Corp.	100,120
1,399	ConocoPhillips	78,176
1,570	Diamond Offshore Drilling, Inc.	92,834
1,963	Energy XXI Bermuda Ltd.	61,422
1,092	EOG Resources, Inc.	98,400
885	Exxon Mobil Corp.	75,729
1,827	HollyFrontier Corp.	64,731
2,312	Imperial Oil Ltd.	96,457
621	Noble Energy, Inc.	52,673
792	Occidental Petroleum Corp.	67,930
678	Pioneer Natural Resources Co.	59,806
1,070	Royal Dutch Shell PLC - ADR	72,150
2,477	Stone Energy Corp. *	62,767
3,783	Suncor Energy, Inc.	109,518
		1,349,480
	Ascendant Natural Resources Master Fund
	PORTFOLIO OF INVESTMENTS (Continued)
	June 30, 2012 (Unaudited)
Shares		Value
	OIL & GAS SERVICES - 10.3%
292	Core Laboratories NV	33,843
1,706	Halliburton Co.	48,433
3,447	Helix Energy Solutions Group, Inc. *	56,565
1,520	National Oilwell Varco, Inc.	97,949
770	Oil States International, Inc. *	50,974
		287,764
	PACKAGING & CONTAINERS - 2.3%
1,313	Owens-Illinois, Inc. *	25,170
1,377	Packaging Corp. of America	38,886
		64,056
	PIPELINES - 4.6%
1,044	Enterprise Products Partners LP	53,494
927	Plains All American Pipeline LP	74,911
		128,405
	REITS - 5.7%
1,798	Rayonier, Inc.	80,730
3,504	Weyerhaeuser Co.	78,349
		159,079

	TOTAL COMMON STOCKS (Cost $2,570,890)	2,518,599

	EXCHANGE TRADED FUND - 4.1%
	COMMODITY FUND - 4.1%
735	SPDR Gold Shares * (Cost $117,818)	114,065

	SHORT-TERM INVESTMENT - 5.1%
	MONEY MARKET FUND - 5.1%
141,781	Dreyfus Cash Management, to yield 0.18% ** (Cost 141,781)	141,781

	TOTAL INVESTMENTS - 99.2% (Cost $2,830,489) (a)	$ 2,774,445
	OTHER ASSETS LESS LIABILITIES - 0.8%	22,697
	NET ASSETS - 100.0%	$ 2,797,142

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 87,105
	Unrealized Depreciation:	(143,149)
	Net Unrealized Depreciation:	$ (56,044)
* Non-Income producing security.
** Money market fund; interest rate reflects seven-day effective yield on June 30, 2012.
ADR - American Depositary Receipt
REITS - Real Estate Investment Trusts

The following is a summary of significant accounting policies followed by the Master Fund in preparation of the financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.   Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

In unusual circumstances, instead of valuing securities in the usual manner, securities may be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Master Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Master Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Master Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of June 30 , 2012 for the Master Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total

Exchange Traded Fund	114,065	-	-	114,065
Short-Term Investment	141,781	-	-	141,781
Total	$ 2,774,445	$ -	$ -	$ 2,774,445

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.
* See Portfolio of Investments for industry classification.

	Ascendant MultiCap Equity Fund
	PORTFOLIO OF INVESTMENTS
	June 30, 2012 (Unaudited)
Shares		Value

	COMMON STOCKS - 95.4%
	AEROSPACE & DEFENSE - 0.8%
296	United Technologies Corp.	$ 22,357

	AGRICULTURE - 2.6%
818	Philip Morris International, Inc.	71,379

	AIRLINES - 0.5%
396	Alaska Air Group, Inc. *	14,216

	BANKS - 5.7%
1,587	BB&T Corp.	48,959
2,780	FirstMerit Corp.	45,926
770	Northern Trust Corp.	35,435
280	Prosperity Bancshares, Inc.	11,769
355	Texas Capital Bancshares, Inc. *	14,338
		156,427
	BEVERAGES - 0.6%
238	Monster Beverage Corp. *	16,946

	BIOTECHNOLOGY - 0.5%
244	United Therapeutics Corp. *	12,049

	BUILDING MATERIALS - 0.2%
129	Eagle Materials, Inc.	4,817

	CHEMICALS - 1.5%
145	Ashland, Inc.	10,050
97	CF Industries Holdings, Inc.	18,793
210	Valspar Corp.	11,023
		39,866
	COMMERCIAL SERVICES - 4.5%
103	Alliance Data Systems Corp. *	13,905
622	Automatic Data Processing, Inc.	34,621
493	Deluxe Corp.	12,295
806	Kelly Services, Inc.	10,405
84	Mastercard, Inc. - Class A	36,129
241	Wright Express Corp. *	14,875
		122,230
	COMPUTERS - 3.9%
98	Apple, Inc. *	57,232
974	Hewlett-Packard Co.	19,587
543	NCR Corp. *	12,342
602	Synopsys, Inc. *	17,717
		106,878
	Ascendant MultiCap Equity Fund
	PORTFOLIO OF INVESTMENTS
	June 30, 2012 (Unaudited) (Continued)
Shares		Value

	COSMETICS & PERSONAL CARE - 1.0%
479	Estee Lauder Cosmetics, Inc.	$ 25,923

	DISTRIBUTION & WHOLESALE - 1.4%
634	Genuine Parts Co.	38,199

	DIVERSIFIED FINANCIAL SERVICES - 1.2%
554	American Express Co.	32,248

	ELECTRIC - 2.6%
961	Pinnacle West Capital Corp.	49,722
638	Public Service Enterprise Group, Inc.	20,735
		70,457
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.5%
356	Belden, Inc.	11,873

	ELECTRONICS - 1.3%
306	FEI Co.	14,639
394	Thermo Fisher Scientific, Inc.	20,453
		35,092
	FOOD - 4.0%
1,241	Campbell Soup Co.	41,425
1,551	ConAgra Foods, Inc.	40,217
686	Kraft Foods, Inc. - Class A	26,493
		108,135
	FOREST PRODUCTS & PAPER - 0.2%
66	Schweitzer-Mauduit International, Inc.	4,497

	HEALTHCARE-SERVICES - 1.1%
206	Community Health Systems, Inc. *	5,774
433	UnitedHealth Group, Inc.	25,331
		31,105
	HOUSEHOLD PRODUCTS & WARES - 1.6%
594	Clorox Co.	43,041

	INSURANCE - 4.4%
763	ACE Ltd.	56,561
349	Aflac, Inc.	14,864
248	American Financial Group, Inc.	9,729
284	MetLife, Inc.	8,762
588	Protective Life Corp.	17,293
208	Reinsurance Group of America, Inc.	11,068
		118,277
	Ascendant MultiCap Equity Fund
	PORTFOLIO OF INVESTMENTS
	June 30, 2012 (Unaudited) (Continued)
Shares		Value

	INTERNET - 1.0%
46	Google, Inc. - Class A *	$ 26,683

	MACHINERY-DIVERSIFIED - 2.1%
274	Cascade Corp.	12,892
177	Cummins, Inc.	17,153
347	Deere & Co.	28,062
		58,107
	METAL FABRICATE / HARDWARE - 0.4%
100	Valmont Industries, Inc.	12,097

	MINING - 0.8%
207	Freeport-McMoRan Copper & Gold, Inc.	7,052
506	Kinross Gold Corp.	4,124
104	Newmont Mining Corp.	5,045
301	Yamana Gold, Inc.	4,635
		20,856
	MISCELLANEOUS MANUFACTURING - 2.2%
2,861	General Electric Co.	59,623

	OFFICE & BUSINESS EQUIPMENT - 0.6%
1,114	Pitney Bowes, Inc.	16,677

	OIL & GAS - 8.0%
379	Anadarko Petroleum Corp.	25,090
78	Apache Corp.	6,855
223	BP PLC - ADR	9,040
370	Chevron Corp.	39,035
374	ConocoPhillips	20,899
127	Diamond Offshore Drilling, Inc.	7,510
175	Energen Corp.	7,898
159	Energy XXI Bermuda Ltd.	4,975
88	EOG Resources, Inc.	7,930
435	Exxon Mobil Corp.	37,223
148	HollyFrontier Corp.	5,244
188	Imperial Oil Ltd.	7,843
50	Noble Energy, Inc.	4,241
64	Occidental Petroleum Corp.	5,489
55	Pioneer Natural Resources Co.	4,852
87	Royal Dutch Shell PLC	5,866
369	Stone Energy Corp. *	9,351
307	Suncor Energy, Inc.	8,888
		218,229
	Ascendant MultiCap Equity Fund
	PORTFOLIO OF INVESTMENTS
	June 30, 2012 (Unaudited) (Continued)
Shares		Value

	OIL & GAS SERVICES - 0.9%
23	Core Laboratories NV	$ 2,666
138	Halliburton Co.	3,918
279	Helix Energy Solutions Group, Inc. *	4,578
123	National Oilwell Varco, Inc.	7,926
62	Oil States International, Inc. *	4,105
		23,193
	PACKAGING & CONTAINERS - 0.2%
107	Owens-Illinois, Inc.	2,051
112	Packaging Corp. of America	3,163
		5,214
	PHARMACEUTICALS - 9.0%
490	Abbott Laboratories	31,590
1,029	Eli Lilly & Co.	44,154
394	Johnson & Johnson	26,619
1,449	Merck & Co., Inc.	60,496
275	Par Pharmaceutical Cos., Inc.	9,938
2,537	Pfizer, Inc.	58,351
268	Questcor Pharmaceuticals, Inc. *	14,268
		245,416
	PIPELINES - 4.0%
90	Enterprise Products Partners LP	4,612
331	Magellan Midstream Partners LP	23,382
724	ONEOK Partners LP	38,915
532	Plains All American Pipeline LP	42,991
		109,900
	REAL ESTATE - 1.5%
885	WP Carey & Co. LLC	40,737

	REITS - 0.9%
399	Rayonier, Inc.	17,915
284	Weyerhaeuser Co.	6,350
		24,265
	RETAIL - 10.6%
111	Buffalo Wild Wings, Inc. *	9,617
179	Cash America International, Inc.	7,883
191	Coinstar, Inc. *	13,114
703	CVS Caremark Corp.	32,851
2,389	Foot Locker, Inc.	73,056
735	Fred's, Inc.	11,238
1,492	Home Depot, Inc.	79,061
275	PetSmart, Inc.	18,749
650	TJX Cos, Inc.	27,904
188	Tractor Supply Co.	15,615
		289,088
	Ascendant MultiCap Equity Fund
	PORTFOLIO OF INVESTMENTS
	June 30, 2012 (Unaudited) (Continued)
Shares		Value

	SEMICONDUCTORS - 3.1%
2,039	Intel Corp.	$ 54,339
358	QUALCOMM, Inc.	19,934
260	Silicon Laboratories, Inc. *	9,854
		84,127
	SOFTWARE - 4.9%
2,045	CA, Inc.	55,399
394	Fiserv, Inc. *	28,455
1,650	Microsoft Corp.	50,473
		134,327
	TELECOMMUNICATIONS - 2.5%
1,350	AT&T, Inc.	48,141
478	Verizon Communications, Inc.	21,242
		69,383
	TRANSPORTATION - 1.6%
609	Norfolk Southern Corp.	43,708

	TRUCKING & LEASING - 1.0%
839	TAL International Group, Inc.	28,098

	TOTAL COMMON STOCKS (Cost $2,383,715)	2,595,740

	EXCHANGE TRADED FUNDS - 0.3%
	COMMODITY FUND - 0.3%
59	SPDR Gold Shares * (Cost $9,453)	9,156

	SHORT-TERM INVESTMENT - 5.0%
	MONEY MARKET FUND - 5.0%
135,477	Dreyfus Cash Management, 0.18% ** (Cost $135,477)	135,477

	Ascendant MultiCap Equity Fund
	PORTFOLIO OF INVESTMENTS
	June 30, 2012 (Unaudited) (Continued)
Shares		Value

	TOTAL INVESTMENTS - 100.7% (Cost $2,528,645) (a)	$ 2,740,373
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.7%)	(18,763)
	NET ASSETS - 100.0%	$ 2,721,610

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 241,380
	Unrealized Depreciation:	(29,652)
	Net Unrealized Appreciation:	$ 211,728
* Non-Income producing security.
** Money market fund; interest rate reflects seven-day effective yield on June 30, 2012.
ADR - American Depositary Receipt
REITS - Real Estate Investment Trusts

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

In unusual circumstances, instead of valuing securities in the usual manner, securities may be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly.    The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the inputs used as of June 30, 2012 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 2,595,740	$ -	$ -	$ 2,595,740
Exchange Traded Funds	9,156	-	-	9,156
Short-Term Investment	135,477	-	-	135,477
Total	$ 2,740,373	$ -	$ -	$ 2,740,373

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.
* See Portfolio of Investments for industry classification.

PATRIOT FUND
PORTFOLIO OF INVESTMENTS
June 30, 2012 (Unaudited)
	Shares		Value
		COMMON STOCKS - 94.2%
		AGRICULTURE - 3.4%
	2,855	Philip Morris International, Inc.	$ 249,127

		BANKS - 6.2%
	6,624	BB&T Corp.	204,350
	5,485	Northern Trust Corp.	252,420
			456,770
		CHEMICALS - 1.1%
	401	CF Industries Holdings, Inc.	77,690

		COMMERCIAL SERVICES - 3.6%
	602	Mastercard, Inc. - Class A	258,926

		COMPUTERS - 3.6%
	446	Apple, Inc. *	260,464

		COSMETICS & PERSONAL CARE - 2.5%
	3,412	Estee Lauder Cos., Inc.	184,657

		DIVERSIFIED FINANCIAL SERVICES - 3.1%
	3,944	American Express Co.	229,580

		ELECTRIC - 2.0%
	4,546	Public Service Enterprise Group, Inc.	147,745

		ELECTRONICS - 2.0%
	2,810	Thermo Fisher Scientific, Inc.	145,867

		FOOD - 3.9%
	11,040	ConAgra Foods, Inc.	286,267

		HEALTHCARE-SERVICES - 2.5%
	3,086	UnitedHealth Group, Inc.	180,531

		INSURANCE - 4.4%
	3,477	ACE Ltd.	257,750
	2,027	MetLife, Inc.	62,533
			320,283
		INTERNET - 2.6%
	331	Google Inc. - Class A *	192,003

		MACHINERY-DIVERSIFIED - 3.9%
	1,264	Cummins, Inc.	122,494
	2,032	Deere & Co.	164,328
			286,822
PATRIOT FUND
PORTFOLIO OF INVESTMENTS
June 30, 2012 (Unaudited) (Continued)
	Shares		Value
		MISCELLANEOUS MANUFACTURING - 3.0%
	10,558	General Electric Co.	$ 220,029

		OIL & GAS - 8.0%
	2,167	Anadarko Petroleum Corp.	143,455
	2,082	Chevron Corp.	219,651
	2,584	Exxon Mobil Corp.	221,113
			584,219
		PHARMACEUTICALS - 9.6%
	7,326	Eli Lilly & Co.	314,359
	4,852	Merck & Co., Inc.	202,571
	7,929	Pfizer, Inc.	182,367
			699,297
		RETAIL - 13.5%
	5,008	CVS Caremark Corp.	234,024
	8,767	Foot Locker, Inc.	268,095
	5,450	Home Depot, Inc.	288,796
	4,626	TJX Cos Inc.	198,594
			989,509
		SEMICONDUCTORS - 4.3%
	6,528	Intel Corp.	173,971
	2,549	QUALCOMM, Inc.	141,928
			315,899
		SOFTWARE - 7.0%
	6,343	CA, Inc.	171,832
	2,805	Fiserv, Inc. *	202,577
	4,406	Microsoft Corp.	134,780
			509,189
		TELECOMMUNICATIONS - 2.2%
	4,496	AT&T, Inc.	160,327

		TRANSPORTATION - 1.8%
	1,876	Norfolk Southern Corp.	134,641

		TOTAL COMMON STOCKS (Cost $6,838,531)	6,889,842

		SHORT-TERM INVESTMENT - 5.7%
	417,223	Dreyfus Cash Management, 0.18%** (Cost $417,223)	417,223

		TOTAL INVESTMENTS - 99.9% (Cost $7,255,754) (a)	$ 7,307,065
		OTHER ASSETS AND LIABILITIES - 0.1%	8,229
		NET ASSETS - 100.0%	$ 7,315,294

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is sunstantially the same and differs from market value by
	net unrealized appreciation (depreciation) of securities as follows:
		Unrealized Appreciation:	$ 191,590
		Unrealized Depreciation:	(140,279)
		Net Unrealized Appreciation:	$ 51,311
*	Non-income producing security
**	Money market fund; interest rate reflects seven-day effective yield on June 30, 2012.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

In unusual circumstances, instead of valuing securities in the usual manner, securities may be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly.    The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the inputs used as of June 30, 2012 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 6,889,842	$ -	$ -	$ 6,889,842
Short-Term Investment	417,223	-	-	417,223
Total	$ 7,307,065	$ -	$ -	$ 7,307,065

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.
* See Portfolio of Investments for industry classification.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

08/29/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

08/29/2012

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

08/29/2012